Goodwill And Intangible Assets, Net (Estimated Annual Amortization Expense Related To Amortizing Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets, Net [Abstract]
2012	$ 43,612
2013	29,863
2014	27,285
2015	18,185
2016 and thereafter	30,641
Total accumulated amortization	$ 149,586